Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
18.	INCOME TAXES

The Company has adopted the provisions of ASC Topic 740 "Income Taxes". ASC 740 requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

ASC Topic 740 prescribes how a company should recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least a “more likely than not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company is subject to taxation in both the USA and Australia.

At June 30, 2013, the net deferred tax asset consisted of the following:

	USA 2013 A$000s	Australia 2013 A$000s	Total 2013 A$000s
Deferred tax assets
Net operating loss carry-forward	6,683	6,787	13,470
Exploration expenditure	6,012	-	6,012
Less valuation allowance	(12,695)	(6,787)	(19,482)

Net deferred taxes	-	-	-

Under ASC 740-10 tax benefits and provisions are recognised only for tax positions that are more likely than not to be sustained upon examination by tax authorities based on the technical merits of the position. The valuation allowance offsets the net deferred tax asset for which there is no assurance of recovery. The valuation allowance will be evaluated at the end of each year, considering positive and negative evidence about whether the deferred tax asset will be realized.

At that time, the allowance will either be increased or reduced; reduction could result in the complete elimination of the allowance if positive evidence indicates that the value of the deferred tax assets is no longer impaired and the allowance is no longer required.

In February 2012, as a result of the transfer of the phosphate assets to Paradise, the Company has realized carrying-forward net operating losses and exploration expenditure. In addition the Company made a tax payment of A$618,000 resulting from the transaction.

As a result of the ownership change that occurred in November 2004 (see note 1), Internal Revenue Code Section 382 limits the use of available operating loss carryforwards for losses incurred prior to the ownership change.  Carry-forward net operating losses will be available to offset future taxable income. Total available net operating loss carryforwards in the United States, which are subject to limitations, amount to approximately A$14,500,000 at December 31, 2012 and expire in years 2024 through 2031. Net operating loss carryforwards in Australia do not have a definite expiration date and amounted to A$15,900,000.

The Company’s tax years for all years since December 31, 2008 remain open to most taxing authorities.

17.       INCOME TAXES

The Company has adopted the provisions of ASC Topic 740 "Income Taxes". ASC 740 requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

ASC Topic 740 prescribes how a company should recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least a “more likely than not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company is subject to taxation in both the USA and Australia.

At December 31, 2012 and 2011, deferred taxes consisted of the following:

	USA 2012 A$000s	Australia 2012 A$000s	Total 2012 A$000s
Deferred tax assets

Net operating loss carry-forward	5,059	5,060	10,119
Exploration expenditure	5,138	-	5,138
Less valuation allowance	(10,197)	(5,060)	(15,257)
Net deferred taxes	-	-	-

	USA 2011 A$000s	Australia 2011 A$000s	Total 2011 A$000s
Deferred tax assets

Net operating loss carry-forward	14,534	27,744	42,502
Exploration expenditure	19,702	-	21,157
Less valuation allowance	(34,236)	(27,744)	(63,659)
Net deferred taxes	-	-	-

Under ASC 740, tax benefits are recognised only for tax positions that are more likely than not to be sustained upon examination by tax authorities, based on the technical merits of the position. The valuation allowance offsets the net deferred tax asset for which there is no assurance of recovery. The valuation allowance will be evaluated at the end of each year, considering positive and negative evidence about whether the deferred tax asset will be realized.

At that time, the allowance will either be increased or reduced; reduction could result in the complete elimination of the allowance if positive evidence indicates that the value of the deferred tax assets is no longer impaired and the allowance is no longer required.

In February 2012, as a result of the transfer of the phosphate assets to Paradise, Legend has realised its carryforward net operating losses and exploration expenditures. In addition, Legend recorded an estimated current tax liability of A$650,000 resulting from the transaction.As a result of the ownership change that occurred in November 2004 (see note 1), Internal Revenue Code Section 382 limits the use of available operating loss carryforwards for losses incurred prior to the ownership change. Carry-forward net operating losses will be available to offset future taxable income. Total available net operating loss carryforwards in the United states, which are subject to limitations, amount to approximately A$14,500,000 at December 31, 2012 and expire in years 2024 through 2031. Net operating loss carryforwards in Australia which do not have a definite expiration date amounted to approximately A$16,900,000.

The Company’s tax returns for all years since December 31, 2008 remain open to examination by most taxing authorities.